Business Combination	12 Months Ended
Dec. 31, 2024
Previously Reported [Member]
Business Combination

Note 4 – Business Combination

On June 11, 2024, the Company, its wholly-owned subsidiary, SemiCab Holdings, SemiCab, Inc., Ajesh Kapoor and Vivek Sehgal entered into an asset purchase agreement pursuant to which the Company agreed to purchase substantially all of the assets, and assume certain specified liabilities, of SemiCab, Inc. On July 3, 2024 (the “Acquisition Date”), the parties completed the acquisition and, on that date, the Company issued 3,209 shares of the Company’s common stock and a 20% membership interest in SemiCab Holdings to SemiCab, Inc. The Company acquired SemiCab, Inc.’s business to diversify the Company’s business.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Pursuant to the terms of the asset purchase agreement that the Company entered into on June 11, 2024, the Company entered into an option agreement that granted SemiCab Holdings the right to acquire all of the issued and outstanding equity securities of SMCB, which is a subsidiary of SemiCab, Inc., for 1,605 shares of the Company’s common stock. The Company did not exercise this right and the option agreement expired unexercised on August 31, 2024.

In connection with the asset purchase agreement, effective July 3, 2024, SemiCab Holdings entered into employment agreements with Ajesh Kapoor and Vivek Sehgal. Mr. Kapoor’s agreement is for a term of three years with an annual base salary of $140,000 for 2024, $240,000 for 2025, and $300,000 for 2026. Mr. Sehgal’s agreement is for a term of three years with an annual base salary of $105,000 for 2024, $210,000 for 2025, and $240,000 for 2026. Both executives’ salaries are subject to annual review by the board of managers of SemiCab Holdings.

The value of the consideration paid by the Company to SemiCab, Inc. for the SemiCab business was $983,000. The 3,209 shares issued to SemiCab, Inc. were valued at $494,000 on the Acquisition Date based on the trading price of the Company’s common stock on the Acquisition Date discounted for a lack of marketability. The Company recognized a non-controlling interest at fair value as of the Acquisition Date in the amount of $74,000, representing the value of the 20% membership interest in SemiCab Holdings that was issued to SemiCab, Inc. in the transaction. The 20% membership interest was valued at the Acquisition Date based on the fair value of the implied value of SemiCab Holdings based on the value of the Company’s common stock issued on the Acquisition Date. The Company recorded a measurement period adjustment during the fourth quarter of 2024 that reduced the value of finite lived intangible assets acquired in the transaction by $1,050,000. This had the effect of increasing goodwill by $1,050,000.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The following table presents the allocation of the consideration transferred to the assets acquired and liabilities assumed based on their fair values:

Consideration:
Equity consideration	$494,000
Fair value of non-controlling interest	74,000
Total equity consideration	568,000
Effective extinguishment of advances to SemiCab, Inc.	415,000
Total consideration	$983,000

Identifiable net assets acquired:
Cash	$17,000
Accounts receivable	193,000
Prepaid expenses and other current assets	13,000
Property and equipment, net	3,000
Other non-current assets	14,000
Customer relationships (nine year estimated useful life)	25,000
Trade name (nine year estimated useful life)	25,000
Developed technology (six year estimated useful life)	325,000
Accounts payable and accrued expenses	(2,679,000)
Merchant cash advances payable	(631,000)
Notes payable to related parties	(650,000)
Other current liabilities	(50,000)
Net assets acquired	(3,395,000)
Goodwill	$4,378,000